First Trust Bloomberg Inflation Sensitive Equity ETF Investment Strategy - First Trust Bloomberg Inflation Sensitive Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the common stocks in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment advisor or the Fund’s distributor. The Index is a rules-based index; however, the Index Provider reserves the right to use expert judgment or discretion with regards to Index restatements, extraordinary circumstances during a market emergency, data interruptions, issues and closures and significant acquisitions involving a non-Index company. According to the Index Provider, the Index seeks investments that demonstrate a strong positive correlation with inflation. The Index’s starting universe consists of companies from the Bloomberg US 3000 Index as of the Index selection date. Only companies classified in the energy, industrials, materials and real estate sectors, according to the Index Provider, are eligible for consideration. The Index Provider then removes any securities which do not trade on an eligible exchange, duplicate (multiple share classes) securities and securities which do not meet the Index Provider’s liquidity, size and geographic requirements. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. From the starting universe, the Index ranks each company by market capitalization within each sector. The 50 largest companies by “free float” market capitalizations, relative to each of the four sectors, are eligible for inclusion. The term “free float” is used to capture the portion of an issuer’s outstanding securities that can be publicly traded, and thus excludes locked-in securities held by an issuer's affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. Next, the Index calculates the debt-to-market capitalization ratio for each company and removes the lowest 10% of companies within each sector. The Index then calculates and ranks companies based on two inflation metrics: (1) high beta to 2-year inflation breakeven and (2) high beta to Bloomberg Commodities Index. "Beta" is a measure of a stock's volatility in relation to the overall market. For the high beta to 2-year inflation breakeven metric, the Index computes a beta calculation against the US Breakeven 2 Year Inflation Index, which is calculated by subtracting the real yield of the inflation linked maturity curve from the yield of the closest nominal Treasury maturity. For the high beta to Bloomberg Commodities Index metric, the Index computes a beta calculation against the Bloomberg Commodity Total Return Index, which is composed of futures contracts and reflects the returns on a fully collateralized investment, which are the returns of the index and returns on cash collateral invested in 13-week (3-month) U.S. Treasury bills. From there, the Index combines the betas from the two inflation metrics. Within each sector, the top 22 of remaining companies by their combined inflation metric score remain eligible for selection. According to the Index Provider, from the remaining eligible companies, the top 50 companies with the highest free-cash-flow yield based on a trailing 12-month period will be selected, subject to a maximum of 20 stocks from a single sector. "Free-cash-flow yield" compares the free cash flow per share a company is expected to earn against its market value per share. The selected companies will be equally weighted. The Index is reconstituted and rebalanced semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Fund had significant investments in energy companies and materials companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Fund had significant investments in energy companies and materials companies, although this may change from time to time.